Consolidated Statements of Profit or Loss and Comprehensive Income (Loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Continuing operations
Revenue	€ 31,559	€ 110,013	€ 107,384
Cost of sales	(47,842)	(90,585)	(110,270)
Gross profit (loss)	(16,283)	19,427	(2,886)
Research and development expenses	(8,488)	(8,971)	(2,832)
Selling and general administrative expenses	(32,797)	(31,588)	(27,823)
Impairment gains (losses) on trade receivables, contract assets, and other investments	(55)	(58)	104
Other income	2,264	14,530	667
Other expenses	(1,334)	(1,949)	(11,755)
Operating result	(56,694)	(8,609)	(44,525)
Finance income	60,788	24	190
Finance expenses	(59,542)	(88,883)	(13,887)
Net finance result	1,246	(88,858)	(13,697)
Result before tax	(55,447)	(97,467)	(58,221)
Income tax benefits (expenses)	257	(491)	3,141
Result for the period	(55,190)	(97,958)	(55,081)
Items that are or may be reclassified subsequently to profit or loss
Foreign operations – foreign currency translation differences	(432)	939	61
Other comprehensive income (loss) for the period, net of tax	(432)	939	61
Total comprehensive income (loss) for the period	(55,621)	(97,019)	(55,020)
Profit (loss) attributable to:
Shareholders of the parent	(55,190)	(97,958)	(55,081)
Non-controlling interests
Total comprehensive income (loss) attributable to:
Shareholders of the parent	(55,621)	(97,019)	(55,020)
Non-controlling interests
Earnings (loss) per share (in EUR) (in Euro per share)
Diluted (in Euro per share and Dollars per share)	(0.98)	(1.91)	(1.13)
Basic (in Euro per share and Dollars per share)	€ (0.98)	€ (1.91)	€ (1.13)